Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

Income tax provision (benefit) were comprised of the following:

	For the Years Ended December 31,
	2024	2023	2022
Current income tax provision (benefits)
Federal	$-	$-	$-
State	1,600	4,000	4,800
Foreign	-	83,100	(53,700)
	1,600	87,100	(48,900)
Deferred income tax provision (benefits)
Federal	-	-	-
State	-	-	-
Foreign	(277,000)	-	-
	(277,000)	-	-
Income tax provision (benefits)	$(275,400)	$87,100	$(48,900)

Schedule of Statutory Federal Income Tax Rate to Pretax Earnings

Total income tax provision (benefit) differs from the amount that would be provided by applying the statutory federal income tax rate to pretax earnings as illustrated below:

	For the Years Ended December 31,
	2024	2023	2022
Income tax benefits at statutory federal income tax rate	$(2,261,300)	$(976,100)	$(1,290,800)
State tax expense, net of federal benefit	1,600	4,000	4,800
Foreign tax expenses (benefit)	(159,000)	54,700	(38,900)
Impairment of intangible assets	-	-	13,300
Non-taxable income	(383,000)	(284,600)	(35,100)
Others	(14,830)	2,900	-
Impairment on long-term investments	131,530	-	-
Global intangible low tax income	-	173,700	-
Valuation allowance	2,409,000	1,112,500	1,297,800
Income tax provision (benefits)	$(275,400)	$87,100	$(48,900)

Schedule of Deferred Tax Assets and Liabilities as Reported

Temporary differences and carry-forwards that give rise to a significant portion of deferred tax assets and liabilities as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Current and prior year tax losses	$8,168,900	$7,125,100
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	787,700	853,300
Deferred maintenance, bad debt allowance and other	210,000	210,000
Gross deferred tax assets	13,157,900	12,179,700
Valuation allowance	(13,157,900)	(12,174,000)
Deferred tax assets, net of valuation allowance	$-	$5,700
Deferred tax liabilities:
Others	-	(5,700)
Deferred tax liabilities	-	(5,700)
Deferred tax assets, net of valuation allowance	$-	$-

Reported as:

	December 31, 2024	December 31, 2023
Deferred tax assets	$13,157,900	$12,179,700
Deferred tax liabilities	-	(5,700)
Valuation allowance	(13,157,900)	(12,174,000)
Net deferred tax assets	$-	$-

Schedule of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	December 31, 2024	December 31, 2023
Balance at January 1	$44,600	$56,100
Additions for prior years’ tax positions	-	2,700
Reductions due to settlements	(44,600)
Reductions from expiration of statute of limitations	-	(14,200)
Balance at December 31	$-	$44,600